Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Federal Effective Tax Rate

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024

U.S. federal income tax rate	21%	21.0%
Tax rate difference	-%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	-%	0.4)%
Valuation allowance	-%	(25.0)%
Effective tax rate	-%	0.4)%